Taxation - Summary of Factors Affecting Our Taxation Expense for the Year (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Factors Affecting Our Taxation Expense For The Year [Abstract]
Tax rate	19.00%	19.00%	20.00%